Notes Payable	12 Months Ended
Dec. 31, 2020
Notes Payable.
Notes Payable

6. Notes Payable

	December 31,
	2020	2019
Note Payable — Related Party	$154,190	$154,190
Relief Therapeutics Loan	500,000	—
Paycheck Protection Program Loan	119,842	—
Carrying value of notes payable	774,032	154,190
Accrued interest	22,656	—
Total notes payable and accrued interest	$796,688	$154,190

	December 31,
	2020	2019
Notes payable:
Notes payable and accrued interest, current	$248,861	$154,190
Notes payable and accrued interest, non-current	547,827	—
Total notes payable and accrued interest	$796,688	$154,190

Note Payable — Related Party

On July 1, 2019, the Company converted certain accounts payable into a loan (the “Note Payable — Related Party”) with a related party in the amount of $154,190. The loan, in the form of a promissory note, matures on July 1, 2020. The principal amount of the loan and any accrued but unpaid interest shall be due and payable beginning July 1, 2019. All payments shall be applied first to accrued but unpaid interest, and then to outstanding principal. If not sooner paid, the entire remaining indebtedness (including accrued interest) shall be due and payable on July 1, 2020. The loan bears interest, compounded daily, at 6% annual interest. The loan continues to accrue interest as it was not paid off upon maturity.

Relief Therapeutics Loan

On April 6, 2020, the Company entered into a loan agreement with Relief Therapeutics (the “Relief Therapeutics Loan”) in the amount of $500,000. The loan matures on April 6, 2022 and bears interest at 2% per annum payable in arrears.

Paycheck Protection Program Loan

On April 28, 2020, the Company received $119,842 in loan funding from the Paycheck Protection Program (the “PPP Loan”), established pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and administered by the U.S. Small Business Administration (“SBA”). The unsecured PPP Loan accrues interest on the outstanding principal at the rate of 1% per annum, and there is a six month deferment period until equal installment payments of $6,744 of principal and interest are due. The term of the PPP Loan is two years. To the extent the loan amount is not forgiven under the PPP, the Company is obligated to make equal monthly payments of principal and interest, beginning seven months from the date of the Note, until the maturity date. The Loan amount may be eligible for forgiveness pursuant to (1) at least 75% of the loan proceeds are used to cover payroll costs and the remainder is used for mortgage interest, rent and utility costs over the eight week period after the loan is made, and (2) the number of employees and compensation levels are generally maintained. Forgiveness of the loan is dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on future adherence to the forgiveness criteria. The Company used the entire PPP Loan for qualifying payroll expenses, and filed for loan forgiveness on December 30, 2020, though no assurance is provided that the Company will obtain forgiveness of the PPP Loan in whole or in part.